Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	Retained Earnings/ (accumulated losses)
Beginning balance at Jun. 30, 2022	$ 497,044	$ 1,165,309	$ 97,924	$ (542)	$ (39,700)	$ 12,969	$ (738,916)
Loss for the period	(81,889)						(81,889)
Other comprehensive (loss)/income	(574)			(1)	(573)
Total comprehensive (loss)/income for the period	(82,463)			(1)	(573)		(81,889)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	83,814	83,814
Transactions with owners in their capacity as owners:	83,814	83,814
Tax (debited)/credited to equity	(212)		(212)
Share-based payment expense for the year	3,655		3,655
Increase (decrease) in equity	3,443	0	3,443			0
Ending balance at Jun. 30, 2023	501,838	1,249,123	101,367	(543)	(40,273)	12,969	(820,805)
Loss for the period	(87,956)						(87,956)
Other comprehensive (loss)/income	(692)			(743)	51
Total comprehensive (loss)/income for the period	(88,648)			(743)	51		(87,956)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	60,486	60,486
Contributions of equity for unissued ordinary shares, net of transaction costs	1,000	1,000
Transactions with owners in their capacity as owners:	61,486	61,486
Tax (debited)/credited to equity	(191)		(191)
Transfer of exercised options	0	204	(204)
Share-based payment expense for the year	5,870		5,870
Increase (decrease) in equity	5,679	204	5,475
Ending balance at Jun. 30, 2024	480,355	1,310,813	106,842	(1,286)	(40,222)	12,969	(908,761)
Loss for the period	(102,142)						(102,142)
Other comprehensive (loss)/income	1,534			374	1,160
Total comprehensive (loss)/income for the period	(100,608)			374	1,160		(102,142)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	187,600	187,600
Transactions with owners in their capacity as owners:	187,600	187,600
Tax (debited)/credited to equity	330		330
Transfer of exercised options	0	10,433	(10,433)
Share-based payment expense for the year	29,765		29,765
Increase (decrease) in equity	30,095	10,433	19,662
Ending balance at Jun. 30, 2025	$ 597,442	$ 1,508,846	$ 126,504	$ (912)	$ (39,062)	$ 12,969	$ (1,010,903)